Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Short term liabilities	$ 3,348,000	$ 2,930,000	$ 5,240,000